LEASES - Narratives (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
LEASES
Operating Leases, Rent Expense, Sublease Rentals	¥ 1,195	¥ 1,827